RELATED PARTIES (Schedule of aggregate amounts paid to Executive Offices) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Izzy Sheratzky [Member]
Payment to related party for services	$ 3,412	$ 1,096	$ 2,136
Eyal Sheratzky [Member]
Payment to related party for services	2,692	864	1,707
Nir Sheratzky [Member]
Payment to related party for services	2,692	864	1,707
Gil Sheratzky [Member]
Payment to related party for services	$ 1,934	$ 518	$ 1,051